RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

11.RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the years ended December 31, 2022, 2023 and 2024:

Name of related parties	Relationship with the group
360 Security Technology Inc. (“360 Group”)	Entity controlled by Mr. Zhou(4)
Shanghai Qibutianxia Information Technology Co., Ltd. (“Qibutianxia”)	Entity ultimately controlled by Mr. Zhou(4)
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity ultimately controlled by Mr. Zhou(4)
Beijing Qihu Technology Co., Ltd. (“Qihu”)	An affiliate of an entity controlled by Mr. Zhou(4)
Jinshang Consumer Finance Co.,Ltd. (“Jinshang”) (1)	An affiliate of an entity controlled by Mr. Zhou(4)
Beijing Zixuan Information Technology Co., Ltd. (“Beijing Zixuan”)	Entity over which controlled by Mr. Zhou has significant influence
Beijing Qifei Xiangyi Consultation Co., Ltd (“ Beijing Qifei”)	Entity over which controlled by Mr. Zhou has significant influence
Hangzhou Qifei Huachuang Technology Co, Ltd (“Hangzhou Qifei”)(3)	Investee of the Group
Shanghai Jiehu Internet Technology Co., Ltd. (“Shanghai Jiehu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou(4)
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng Bank”)	An affiliate of an entity controlled by Mr. Zhou(4)
Tianjin Yujie Technology Co., Ltd. (“Yujie”) (2)	Entity controlled by Mr. Zhou(4)
Beijing Hongying Information Technology Co., Ltd. (“Hongying”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou(4)
Shareholders	Shareholders of the Group
Others	Entities controlled by Mr. Zhou or Mr. Zhou has significant influence
(1)	In January 2023, Mr. Zhou ceased to directly or indirectly have equity interests in Jinshang and as a result, Jinshang subsequently ceased to be a related party to the Company.
(2)	In September 2023, the Company acquired 100% equity interest in Yujie, and Yujie became a consolidated subsidiary of the Company.
(3)	In February 2024, the Company sold the entirety of our equity interest in Hangzhou Qifei to an independent third party and as a result, Hangzhou Qifei subsequently ceased to be a related party to the Company.
(4)	In August 2024, Mr. Zhou has resigned as a director and the chairman of the board of directors of the Company (the “Board”). As of 31 December 2024, Mr. Zhou beneficially owned over 10% of the shares of the Company.

11.RELATED PARTY BALANCES AND TRANSACTIONS – continued

The Group entered into the following transactions with its related parties:

For the years ended December 31, 2022, 2023 and 2024, services provided by the related parties were RMB552,206, RMB356,086 and RMB233,407, respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Referral service fee charged by Yujie	355,803	119,737	—
Bandwidth service fee charged by Qihu	128,607	117,983	115,134
Brand fees charged by Qihu	47,168	94,340	94,340
Referral service fee charged by Qihu	2,423	9,550	9,446
Rental expenses charged by Hongying	13,655	11,815	11,613
Others	4,550	2,661	2,874
Total	552,206	356,086	233,407

For the years ended December 31, 2022, 2023 and 2024, services provided to the related parties were RMB1,199,238, RMB301,768 and RMB61,548, respectively.

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Referral service fee charged from Kincheng Bank	109,469	8,601	1,973
Loan facilitation services fee charged from Kincheng Bank	382,496	65,903	1,074
Loan facilitation services fee charged from Jinshang	137,118	—	—
Post-facilitation services fee charged from Kincheng Bank	434,886	139,213	25,042
Post-facilitation services fee charged from Jinshang	67,936	—	—
Revenue from releasing of guarantee liabilities from Kincheng Bank	8,843	42,499	15,544
Others	58,490	45,552	17,915
Total	1,199,238	301,768	61,548

Jinshang is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group’s platform. Kincheng Bank is an affiliate of an entity controlled by Mr. Zhou and provides funds to the borrowers through the Group’s platform. The Group collected service fees from Jinshang and Kincheng Bank.

As of December 31, 2023 and 2024, amounts due from related parties were RMB49,586 and RMB8,561 respectively, and details are as follows:

	December 31,	December 31,
	2023	2024
	RMB	RMB
Kincheng Bank	47,172	6,268
Others	2,414	2,293
Total	49,586	8,561

11.RELATED PARTY BALANCES AND TRANSACTIONS – continued

As of December 31, 2023 and 2024, amounts due to related parties were RMB80,376 and RMB67,495 respectively, and details are as follows:

	December 31,	December 31,
	2023	2024
	RMB	RMB
Qibutianxia	1,656	1,656
Qihu	63,562	58,405
Others	15,158	7,434
Total	80,376	67,495

Other than the transactions disclosed above, the Company has held bank deposit with Kincheng Bank which amounted to RMB3,006,400 and RMB3,000,485 as of December 31, 2023 and December 31, 2024. The related interest income was RMB145,731 and RMB119,341 for the years ended December 31, 2023 and 2024, respectively and interest receivable as of December 31, 2023 and December 31, 2024 was RMB15,265 and RMB2,721, respectively.

In September 2023, the Company has acquired 100% equity interest in Yujie for nil consideration based on the fair value of the assets acquired and the liabilities assumed. In addition, the Company also acquired the equity interest of certain related parties that engage in wealth management business with a total consideration of RMB81,780, which was fully paid in 2023. Upon the completion of the transactions, the Company consolidated financial statements of such related party entities and recognized goodwill of RMB41,210 in total in the its consolidated balance sheets.

Qibutianxia provided joint back to back guarantee to certain third party guarantee companies for the loans facilitated by the Group. The amounts of loans under such arrangement are RMB5,239,031 and nil as of December 31, 2023 and 2024 respectively.

In September 2020, the Group acquired 25% equity interest in Hangzhou Qifei from Beijing Qifei with the subscribed capital of RMB50,000 into Hangzhou Qifei. As of December 31, 2023, the Group has fully impaired the investment given the business forecast of the investee. In February 2024, the Group has sold the entirety of the equity interest in Hangzhou Qifei to a third party company.